The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares
Prospectus Dated May 1, 2017

Royce Low-Priced Stock Fund

Royce Micro-Cap Fund

I.       Royce Low-Priced Stock Fund

Effective as of the date hereof, the annual fund operating expense table and the expense example for Royce Low-Priced Stock Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Investment Class	Service Class	Institutional Class
Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.31%	0.27%	0.21%
Acquired Fund Fees and Expenses	0.10%	0.10%	0.10%
Total annual Fund operating expenses	1.41%	1.62%	1.31%
Fee waivers and/or expense reimbursements	-0.07%	-0.03%	0.00%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.34%	1.59%	1.31%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.24% and 1.49%, respectively, through April 30, 2018.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Investment and Service Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Investment Class	Service Class	Institutional Class
1 Year	$136	$162	$133
3 Years	$439	$508	$415
5 Years	$764	$878	$718
10 Years	$1,685	$1,919	$1,579

II.       Royce Micro-Cap Fund

Effective as of the date hereof, the annual fund operating expense table and the expense example for Royce Micro-Cap Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Investment Class	Service Class
Management fees	1.25%	1.25%
Distribution (12b-1) fees	0.00%	0.25%
Other expenses	0.23%	0.33%
Acquired Fund Fees and Expenses	0.09%	0.09%
Total annual Fund operating expenses	1.57%	1.92%
Fee waivers and/or expense reimbursements	0.00%	-0.22%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.57%	1.70%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.61% through April 30, 2018.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class
1 Year	$160	$173
3 Years	$496	$582
5 Years	$855	$1,016
10 Years	$1,867	$2,225

September 6, 2017

ISIFEE 0917

The Royce Fund

Supplement to the Consultant, R, and K Class Shares Prospectus Dated May 1, 2017

Royce Low-Priced Stock Fund

Royce Micro-Cap Fund

I.       Royce Low-Priced Stock Fund

Effective as of the date hereof, the annual fund operating expense table and the expense example for Royce Low-Priced Stock Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
R Class
Management fees	1.00%
Distribution (12b-1) fees	0.50%
Other expenses	1.32%
Acquired Fund Fees and Expenses	0.10%
Total annual Fund operating expenses	2.92%
Fee waivers and/or expense reimbursements	-0.98%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.94%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.84% through April 30, 2018 and at or below 1.99% through April 30, 2027.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be

R Class
1 Year	$197
3 Years	$640
5 Years	$1,110
10 Years	$2,409

II.       Royce Micro-Cap Fund

Effective as of the date hereof, the annual fund operating expense table and the expense example for Royce Micro-Cap Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Consultant Class
Management fees	1.25%
Distribution (12b-1) fees	1.00%
Other expenses	0.28%
Acquired Fund Fees and Expenses	0.09%
Total annual Fund operating expenses	2.62%

Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because the highlights include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be

Consultant Class
1 Year	$265
3 Years	$814
5 Years	$1,390
10 Years	$2,954

September 6, 2017

CRKFEE 0917